Statements of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ (723)	$ 840	$ 253
Adjustments to reconcile net income (loss) to net cash provided by operating activities-
Depreciation and amortization	1,522	1,547	1,079
Special charges, non-cash portion	389	46	166
Debt and lease discount amortization	(247)	(186)	28
Share-based compensation	14	17	14
Deferred income taxes	13	(6)	(10)
Other operating activities	118	77	86
Changes in operating assets and liabilities, net of Merger-
Decrease in frequent flyer deferred revenue and advanced purchase of miles	(712)	(110)	(67)
(Increase) decrease in other assets	(484)	(181)	59
Increase in other liabilities	415	220	265
Increase in accounts payable	285	177	255
Increase (decrease) in advance ticket sales	246	115	(205)
Unrealized (gain) loss on fuel derivatives and change in related pending settlements	120	(2)	7
Increase in receivables	(21)	(87)	(33)
(Increase) decrease in fuel hedge collateral		(59)	10
Net cash provided by operating activities	935	2,408	1,907
Cash Flows from Investing Activities:
Capital expenditures and aircraft purchase deposits paid	(2,016)	(840)	(416)
Increase in short-term and other investments, net	(245)	(898)	(84)
Proceeds from sale of property and equipment	183	123	48
(Increase) decrease in restricted cash, net	122	(185)	68
Increase in cash from acquisition of Continental			3,698
Other, net	(1)	1	6
Net cash provided by (used in) investing activities	(1,957)	(1,799)	3,320
Cash Flows from Financing Activities:
Payments of long-term debt	(1,392)	(2,367)	(2,023)
Proceeds from issuance of long-term debt	1,121	152	2,086
Principal payments under capital leases	(125)	(250)	(484)
Proceeds from exercise of stock options	17	26	21
Increase in deferred financing costs	(71)	(8)	(33)
Purchases of treasury stock	(4)		(3)
Decrease in aircraft lease deposits		15	236
Net cash used in financing activities	(454)	(2,432)	(200)
Net increase (decrease) in cash and cash equivalents	(1,476)	(1,823)	5,027
Cash and cash equivalents at beginning of year	6,246	8,069	3,042
Cash and cash equivalents at end of year	4,770	6,246	8,069
United Airlines, Inc.
Cash Flows from Operating Activities:
Net income (loss)	(661)	850	302
Adjustments to reconcile net income (loss) to net cash provided by operating activities-
Depreciation and amortization	1,522	1,547	1,079
Special charges, non-cash portion	389	46	166
Debt and lease discount amortization	(239)	(186)	28
Share-based compensation	14	18	15
Deferred income taxes	13	(5)	(18)
Other operating activities	74	100	77
Changes in operating assets and liabilities, net of Merger-
Decrease in frequent flyer deferred revenue and advanced purchase of miles	(712)	(110)	(67)
(Increase) decrease in other current assets	(484)	(200)	67
Increase in other liabilities	422	240	263
Increase in accounts payable	285	177	255
Increase (decrease) in advance ticket sales	246	115	(205)
Unrealized (gain) loss on fuel derivatives and change in related pending settlements	120	(2)	7
Increase in receivables	(21)	(87)	(33)
(Increase) decrease in fuel hedge collateral		(59)	10
(Increase) decrease in intercompany receivables	(9)	(83)	(160)
Increase (decrease) in intercompany payables	(28)	46	116
Net cash provided by operating activities	931	2,407	1,902
Cash Flows from Investing Activities:
Capital expenditures and aircraft purchase deposits paid	(2,016)	(840)	(416)
Increase in short-term and other investments, net	(240)	(898)	(84)
Proceeds from sale of property and equipment	183	123	48
(Increase) decrease in restricted cash, net	121	(185)	68
Increase in cash from acquisition of Continental			3,698
Other, net		2	6
Net cash provided by (used in) investing activities	(1,952)	(1,798)	3,320
Cash Flows from Financing Activities:
Payments of long-term debt	(1,392)	(2,367)	(2,022)
Proceeds from issuance of long-term debt	1,121	152	2,086
Principal payments under capital leases	(125)	(250)	(484)
Proceeds from exercise of stock options	17	26	21
Increase in deferred financing costs	(71)	(8)	(33)
Decrease in aircraft lease deposits		15	236
Other, net	(4)		1
Net cash used in financing activities	(454)	(2,432)	(195)
Net increase (decrease) in cash and cash equivalents	(1,475)	(1,823)	5,027
Cash and cash equivalents at beginning of year	6,240	8,063	3,036
Cash and cash equivalents at end of year	$ 4,765	$ 6,240	$ 8,063